Business Acquisitions (Details) - Schedule of fair value of intangible assets and their estimated useful lives - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value	$ 500,000	$ 500,000
Estimated useful life
Customer Relationships [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value	$ 350,000	$ 350,000
Estimated useful life	5 years	5 years
Trade Names [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Fair value	$ 150,000	$ 150,000
Estimated useful life	5 years	5 years